Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholder Equity Note Disclosure [Abstract]
Schedule of share capital
	Number of Common Shares December 31
	2021	2020

Authorized share capital	140,000,000	100,000,000
Issued and paid up share capital	44,394,844	35,194,844

	In SEK December 31
	2021	2020

Authorized share capital (in thousands SEK)	2,800	2,000
Issued and paid-up share capital (in thousands SEK)	888	704